Loans and advances to clients (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 246,928,343	R$ 241,177,143
Real estate	70,157,867	64,820,223
Installment loans to individuals	281,358,799	290,347,270
Lease financing	3,594,980	3,343,208
Loans and advances to customers, gross	R$ 602,039,989	R$ 599,687,844
Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	41.02%	40.22%
Real estate	11.65%	10.81%
Installment loans to individuals	46.73%	48.42%
Lease financing	0.60%	0.56%
Loans and advances to customers, gross	100.00%	100.00%
Less Than 1 Year [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 162,251,019	R$ 161,568,313
Real estate	6,004,680	5,426,403
Installment loans to individuals	152,094,746	152,201,789
Lease financing	1,531,276	1,577,662
Loans and advances to customers, gross	R$ 321,881,721	R$ 320,774,167
Less Than 1 Year [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	50.41%	50.37%
Real estate	1.87%	1.69%
Installment loans to individuals	47.25%	47.45%
Lease financing	0.48%	0.49%
Loans and advances to customers, gross	100.00%	100.00%
Between 1 And 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 78,660,984	R$ 75,022,533
Real estate	13,062,231	12,241,469
Installment loans to individuals	107,265,821	110,761,071
Lease financing	2,010,021	R$ 1,743,417
Lease financing		100.00%
Loans and advances to customers, gross	R$ 200,999,057	R$ 199,768,490
Between 1 And 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	39.14%	37.55%
Real estate	6.50%	6.13%
Installment loans to individuals	53.37%	55.44%
Lease financing	1.00%	0.87%
Loans and advances to customers, gross	100.00%
More Than 5 Years [Member]
IfrsStatementLineItems [Line Items]
Commercial, and industrial	R$ 6,016,340	R$ 4,586,297
Real estate	51,090,956	47,152,351
Installment loans to individuals	21,998,232	27,384,410
Lease financing	53,683	22,129
Loans and advances to customers, gross	R$ 79,159,211	R$ 79,145,187
More Than 5 Years [Member] | Debt Sector By Maturity Percent [Member]
IfrsStatementLineItems [Line Items]
Commercial and industrial	7.60%	5.79%
Real estate	64.54%	59.58%
Installment loans to individuals	27.79%	34.60%
Lease financing	0.07%	0.03%
Loans and advances to customers, gross	100.00%	100.00%